Finance Lease Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Maturity Analysis of Finance Lease Receivable
Summary of Reconciliation of Finance Lease

December 31,	2021	2020
Balance, January 1	$64,274	$900
Additions	40,154	64,270
Interest income	5,417	80
Billings and payments	(6,597)	(639)
Currency translation effects	110	(337)

	$103,358	$64,274